Investments Subject to Significant Influence and Equity Income (Variable Interest Entity) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheets
Current assets	$ 4,896	$ 3,136
Property, plant and equipment	22,996	20,353
Regulatory assets	3,018	2,313
Non-current assets	11,850	10,755
Total assets	39,742	34,244
Current liabilities	7,287	4,878
Non-current liabilities	21,014	19,216
Equity	11,441	10,150	$ 9,238
Total liabilities and equity	39,742	34,244
Variable Interest Entity, Not Primary Beneficiary | NSPML
Balance Sheets
Current assets	17	25
Property, plant and equipment	1,517	1,587
Regulatory assets	265	247
Non-current assets	29	31
Total assets	1,828	1,890
Current liabilities	48	50
Long-term debt	1,149	1,189
Non-current liabilities	130	118
Equity	501	533
Total liabilities and equity	$ 1,828	$ 1,890